Share-Based Compensation - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 plan	Mar. 31, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans	2
Number of shares authorized	7,435,000
Maximum term	10 years
Unrecognized compensation cost	$ 6,836		$ 7,670
Share-based compensation expense	$ 418	$ 367
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Exercise period upon end of employment	30 days
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	7,435,000
Number of shares available	2,344,852